Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details 1) (Detail)	12 Months Ended
Dec. 31, 2019
Data processing equipment | Bottom of range [member]
Property and equipment
Years	2 years 6 months
Data processing equipment | Top of range [member]
Property and equipment
Years	5 years
Furniture and fittings
Property and equipment
Years	10 years
Facilities
Property and equipment
Years	10 years
Building improvements [member]
Property and equipment
Years	10 years
Machinery and equipment | Bottom of range [member]
Property and equipment
Years	5 years
Machinery and equipment | Top of range [member]
Property and equipment
Years	10 years
Vehicles
Property and equipment
Years	5 years